Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Balance Sheet
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	75,000,000	75,000,000
Common stock, shares issued	31,900,000	31,955,000
Common stock, shares outstanding	31,900,000	31,955,000